Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instruments
Due from related parties non current carrying value	$ 1,350	$ 1,125
Due from related parties non current fair value - determined through level 3 inputs	891
$250.0 Million Senior Unsecured Notes
Debt Instruments
Senior notes carrying value	250,000
Senior notes fair value - determined through level 2 inputs	$ 172,500